Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
11. Earnings Per Share
Basic earnings per share is calculated by dividing the net loss attributable to Alight, Inc. by the weighted average number of shares of Class A Common Stock issued and outstanding for the Successor period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that then would then share in the net income of Alight, Inc. The Company’s Class V Common Stock and Class Z Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities and have not been included in either the basic or diluted earnings per share calculations.
In conjunction with the Business Combination, the Company issued Seller Earnouts contingent consideration, which is payable in the Company’s Common Stock when the related market conditions are achieved. As the related conditions to pay the consideration had not been satisfied as of the end of the Successor period, the Seller Earnouts were excluded from the diluted earnings per share calculations.
Basic and diluted earnings per share are as follows (in millions, except for share and per share amounts):

Successor
Six Months Ended December 31,
2021
Basic and diluted net loss per share:
Numerator
Net loss attributable to Alight, Inc. — basic and diluted	$(35)

Denominator
Weighted average shares outstanding — basic and diluted	439,800,624

Basic and diluted net loss per share	$(0.08)

For the Successor six months ended December 31, 2021, 77,459,687 units related to noncontrolling interests and 7,007,072 unvested RSUs were not included in the computation of diluted shares outstanding as their impact would have been anti-dilutive.

In addition, 14,999,998 shares related to the Seller Earnouts and 16,036,220 unvested PRSUs were excluded from the calculation of basic and diluted earnings per share as the market and performance conditions had not yet been met as of the end of the period.